PIA BBB Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)

CORPORATE BONDS - 90.8%	Par	Value
Aerospace/Defense - 3.2%
Boeing Co.
5.15%, 05/01/2030	$1,950,000	$1,954,414
5.71%, 05/01/2040	1,400,000	1,374,198
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	532,078
Northrop Grumman Corp.
4.40%, 05/01/2030	1,000,000	987,745
4.95%, 03/15/2053	500,000	457,587
RTX Corp.
3.50%, 03/15/2027	1,000,000	981,389
4.35%, 04/15/2047	1,000,000	845,326
		7,132,737

Agriculture - 2.1%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	148,354
3.40%, 05/06/2030	1,600,000	1,490,908
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	931,985
4.54%, 08/15/2047	400,000	325,940
5.65%, 03/16/2052	800,000	755,891
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	589,018
Reynolds American, Inc., 4.45%, 06/12/2025	372,000	371,732
		4,613,828

Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	504,734
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	192,000	191,319
		696,053

Auto Manufacturers - 2.7%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	478,627
6.80%, 11/07/2028	500,000	518,961
7.12%, 11/07/2033	1,000,000	1,038,572
6.13%, 03/08/2034	500,000	487,324
General Motors Co., 5.20%, 04/01/2045	400,000	349,127
General Motors Financial Co., Inc.
3.60%, 06/21/2030	1,300,000	1,200,773
2.35%, 01/08/2031	1,500,000	1,276,168
5.63%, 04/04/2032	500,000	500,726
		5,850,278

Banks - 6.7%
Barclays PLC
4.84%, 05/09/2028	1,000,000	995,915
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,022,308
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	521,807
Citigroup, Inc.
4.45%, 09/29/2027	1,700,000	1,689,136
5.30%, 05/06/2044	540,000	514,482
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	513,601
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	509,168
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	1,000,000	986,194
Deutsche Bank AG/New York NY, 4.10%, 01/13/2026	1,000,000	994,287
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	493,362
8.25%, 03/01/2038	225,000	276,117
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,037,916
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,218,852
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	798,757
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	521,838
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	747,957
Santander Holdings USA, Inc.
3.45%, 06/02/2025	700,000	697,479
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,037,809
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	221,763
		14,798,748

Beverages - 0.9%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	636,460
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	927,545
4.50%, 04/15/2052	500,000	425,365
		1,989,370

Biotechnology - 2.7%
Amgen, Inc.
2.20%, 02/21/2027	1,000,000	957,851
5.25%, 03/02/2033	1,000,000	1,013,668
2.80%, 08/15/2041	500,000	361,412
4.66%, 06/15/2051	1,006,000	875,791
5.65%, 03/02/2053	500,000	499,051
Biogen, Inc., 2.25%, 05/01/2030	700,000	616,953
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,100,000	937,304
2.60%, 10/01/2040	500,000	360,744
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	420,431
		6,043,205

Building Materials - 0.4%
Carrier Global Corp., 2.70%, 02/15/2031	240,000	212,918
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	612,453
		825,371

Chemicals - 1.4%
Dow Chemical Co.
7.38%, 11/01/2029	396,000	440,696
6.90%, 05/15/2053	500,000	557,336
DuPont de Nemours, Inc., 4.73%, 11/15/2028	1,000,000	1,007,083
Nutrien Ltd., 2.95%, 05/13/2030	700,000	640,677
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	505,918
		3,151,710

Commercial Services - 0.6%
Equifax, Inc., 3.10%, 05/15/2030	500,000	459,842
Global Payments, Inc., 1.20%, 03/01/2026	500,000	482,652
Moody's Corp.
2.00%, 08/19/2031	250,000	212,313
3.10%, 11/29/2061	250,000	156,568
		1,311,375

Computers - 1.6%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	642,000	651,402
6.20%, 07/15/2030	500,000	531,416
3.45%, 12/15/2051	181,000	125,194
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (a)	700,000	700,306
4.85%, 10/15/2031	1,000,000	995,675
HP, Inc., 5.50%, 01/15/2033	500,000	509,903
		3,513,896

Diversified Financial Services - 3.6%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	1,000,000	981,906
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,331,204
Air Lease Corp.
2.88%, 01/15/2026	450,000	443,035
5.30%, 02/01/2028	1,000,000	1,017,195
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	454,228
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,372,829
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	519,720
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	517,325
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	919,609
Synchrony Financial, 4.50%, 07/23/2025	500,000	499,246
		8,056,297

Electric - 7.0%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	512,291
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	523,719
Black Hills Corp., 6.00%, 01/15/2035	500,000	521,529
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	245,097
Dominion Energy, Inc., 2.25%, 08/15/2031	500,000	423,553
Dominion Resources, Inc., 4.90%, 08/01/2041	470,000	428,778
DTE Energy Co.
1.05%, 06/01/2025	600,000	594,582
5.20%, 04/01/2030	1,000,000	1,013,495
Duke Energy Corp.
2.45%, 06/01/2030	950,000	843,106
3.30%, 06/15/2041	1,000,000	752,460
El Paso Electric Co., 6.00%, 05/15/2035	850,000	877,132
Eversource Energy, 2.55%, 03/15/2031	500,000	436,282
Exelon Corp., 5.45%, 03/15/2034	600,000	612,110
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	609,751
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	501,486
2.25%, 06/01/2030	400,000	351,988
5.25%, 03/15/2034	600,000	601,962
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,394,816
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	567,940
Southern Co., 3.25%, 07/01/2026	1,000,000	983,904
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	264,827
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	420,825
		15,481,633

Electronics - 0.3%
Fortive Corp., 3.15%, 06/15/2026	750,000	737,428

Entertainment - 0.9%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	1,000,000	895,892
5.14%, 03/15/2052	1,500,000	1,153,507
		2,049,399

Environmental Control - 0.2%
Waste Connections, Inc., 4.20%, 01/15/2033	500,000	474,519

Food - 3.4%
ConAgra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,388,969
General Mills, Inc., 2.25%, 10/14/2031	700,000	598,093
Kraft Heinz Foods Co.
5.20%, 03/15/2032	500,000	507,372
4.88%, 10/01/2049	600,000	529,379
Kroger Co.
2.20%, 05/01/2030	1,000,000	886,740
5.50%, 09/15/2054	500,000	484,027
Mondelez International, Inc., 1.50%, 02/04/2031	2,000,000	1,671,025
Sysco Corp.
5.95%, 04/01/2030	464,000	487,323
3.15%, 12/14/2051	400,000	263,735
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	591,307
		7,407,970

Forest Products & Paper - 0.3%
International Paper Co., 6.00%, 11/15/2041	700,000	728,908

Gas - 0.3%
NiSource Finance Corp., 5.25%, 02/15/2043	400,000	380,847
NiSource, Inc., 5.35%, 04/01/2034	250,000	252,951
		633,798

Hand/Machine Tools - 0.1%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	289,802

Healthcare-Products - 1.3%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	186,546
Boston Scientific Corp., 2.65%, 06/01/2030	560,000	509,779
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	523,820
Solventum Corp., 5.60%, 03/23/2034	500,000	511,166
Stryker Corp., 1.95%, 06/15/2030	700,000	612,668
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	500,000	494,072
		2,838,051

Healthcare-Services - 3.4%
Cigna Group
4.50%, 02/25/2026	327,000	326,817
2.40%, 03/15/2030	1,391,000	1,244,297
3.40%, 03/15/2050	600,000	411,118
CommonSpirit Health, 2.78%, 10/01/2030	600,000	537,826
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	515,333
4.65%, 08/15/2044	600,000	529,322
5.13%, 02/15/2053	1,000,000	907,722
HCA, Inc.
4.13%, 06/15/2029	1,000,000	969,762
5.60%, 04/01/2034	1,000,000	1,008,027
4.38%, 03/15/2042	600,000	502,315
Humana, Inc., 4.88%, 04/01/2030	500,000	497,730
		7,450,269

Home Builders - 0.2%
DR Horton, Inc., 2.60%, 10/15/2025	500,000	493,973

Household Products/Wares - 0.2%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	487,007

Insurance - 3.1%
Aon Corp., 2.80%, 05/15/2030	600,000	546,911
CNA Financial Corp., 5.13%, 02/15/2034	500,000	497,031
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	464,021
6.05%, 09/15/2033	500,000	525,082
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,731,431
Lincoln National Corp.
3.80%, 03/01/2028	120,000	117,159
5.85%, 03/15/2034	500,000	519,160
Metlife, Inc., 6.40%, 12/15/2036	855,000	887,213
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,024,623
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	476,574
		6,789,205

Internet - 0.4%
eBay, Inc., 2.60%, 05/10/2031	500,000	440,834
Expedia Group, Inc., 5.40%, 02/15/2035	500,000	505,695
		946,529

Investment Companies - 1.1%
Ares Capital Corp., 5.80%, 03/08/2032	1,000,000	1,001,081
Blackstone Private Credit Fund, 5.95%, 07/16/2029	500,000	508,631
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	1,000,000	987,983
		2,497,695

Iron/Steel - 0.2%
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	516,341

Lodging - 0.7%
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	503,946
Sands China Ltd., 2.30%, 03/08/2027 (a)	1,000,000	946,176
		1,450,122

Machinery-Diversified - 0.9%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	507,303
IDEX Corp., 3.00%, 05/01/2030	1,000,000	912,011
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	512,876
		1,932,190

Media - 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	866,131
2.30%, 02/01/2032	1,000,000	810,425
3.90%, 06/01/2052	1,000,000	662,782
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	907,967
Paramount Global, 4.38%, 03/15/2043	610,000	464,507
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	930,743
		4,642,555

Mining - 0.7%
Newmont Corp., 4.88%, 03/15/2042	800,000	750,441
Southern Copper Corp., 6.75%, 04/16/2040	750,000	816,771
		1,567,212

Miscellaneous Manufacturing - 0.5%
Parker-Hannifin Corp., 3.25%, 06/14/2029	550,000	522,215
Textron, Inc., 6.10%, 11/15/2033	500,000	530,018
		1,052,233

Oil & Gas - 2.9%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	612,840
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	972,618
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	452,614
Hess Corp., 5.60%, 02/15/2041	800,000	807,822
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	986,883
Phillips 66, 1.30%, 02/15/2026	950,000	921,839
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	359,449
Valero Energy Corp.
2.80%, 12/01/2031	750,000	655,493
6.63%, 06/15/2037	655,000	708,906
		6,478,464

Oil & Gas Services - 0.4%
Halliburton Co.
3.80%, 11/15/2025	24,000	23,866
2.92%, 03/01/2030	1,000,000	918,826
		942,692

Packaging & Containers - 0.2%
WRKCo, Inc., 3.90%, 06/01/2028	500,000	488,508

Pharmaceuticals - 2.6%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	248,119
Becton Dickinson & Co., 4.69%, 12/15/2044	550,000	488,741
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	121,959
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	2,026,512
5.13%, 07/20/2045	500,000	440,473
5.05%, 03/25/2048	1,000,000	864,644
6.05%, 06/01/2054	500,000	491,571
Viatris, Inc., 2.70%, 06/22/2030	600,000	529,455
Zoetis, Inc., 2.00%, 05/15/2030	600,000	526,003
		5,737,477

Pipelines - 6.6%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	447,627
Enbridge, Inc.
3.13%, 11/15/2029	1,000,000	929,389
3.40%, 08/01/2051	250,000	170,802
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,217,641
5.00%, 05/15/2050	1,000,000	869,263
5.95%, 05/15/2054	500,000	492,238
Enterprise Products Operating LLC
4.85%, 08/15/2042	850,000	787,798
3.30%, 02/15/2053	500,000	341,108
Kinder Morgan Energy Partners, 5.80%, 03/15/2035	1,270,000	1,306,869
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	512,574
5.55%, 06/01/2045	700,000	669,707
MPLX LP
4.25%, 12/01/2027	1,315,000	1,301,505
4.95%, 03/14/2052	600,000	514,759
ONEOK, Inc.
3.20%, 03/15/2025	500,000	499,633
6.10%, 11/15/2032	500,000	526,799
5.70%, 11/01/2054	500,000	479,437
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	514,019
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054 (b)	1,000,000	975,455
Targa Resources Corp., 5.20%, 07/01/2027	500,000	505,557
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,057,167
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	459,407
		14,578,754

REITs - 5.0%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	512,804
American Tower Corp.
2.75%, 01/15/2027	500,000	483,794
1.88%, 10/15/2030	1,000,000	853,190
Boston Properties LP, 3.25%, 01/30/2031	675,000	605,108
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	430,191
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	487,408
2.25%, 01/15/2031	600,000	516,440
Equinix, Inc.
1.55%, 03/15/2028	500,000	456,985
3.90%, 04/15/2032	100,000	93,559
Essex Portfolio LP, 3.38%, 04/15/2026	1,000,000	987,648
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	524,331
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	217,854
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	319,764
Kimco Realty OP LLC, 6.40%, 03/01/2034	500,000	541,691
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	856,404
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	953,578
Store Capital LLC, 4.50%, 03/15/2028	810,000	796,375
Ventas Realty LP, 5.63%, 07/01/2034	600,000	616,319
Welltower OP LLC, 2.75%, 01/15/2031	700,000	625,259
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	255,420
		11,134,122

Retail - 3.2%
AutoZone, Inc., 4.75%, 08/01/2032	500,000	491,586
Genuine Parts Co., 1.88%, 11/01/2030	500,000	424,655
Lowe's Cos., Inc.
4.50%, 04/15/2030	1,000,000	992,847
1.70%, 10/15/2030	500,000	426,267
5.63%, 04/15/2053	1,000,000	986,669
McDonald's Corp.
3.50%, 07/01/2027	1,100,000	1,078,556
4.88%, 12/09/2045	550,000	506,819
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	893,585
Tractor Supply Co., 1.75%, 11/01/2030	500,000	425,191
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	1,000,000	849,704
		7,075,879

Semiconductors - 2.7%
Broadcom, Inc.
4.15%, 11/15/2030	431,000	417,861
3.42%, 04/15/2033 (b)	1,500,000	1,337,406
3.19%, 11/15/2036 (b)	55,000	45,173
4.93%, 05/15/2037 (b)	583,000	564,902
Intel Corp.
5.20%, 02/10/2033	1,500,000	1,484,598
5.60%, 02/21/2054	1,000,000	927,952
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	214,273
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	498,244
2.50%, 05/11/2031	500,000	432,796
		5,923,205

Software - 3.5%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	603,587
Fiserv, Inc., 5.63%, 08/21/2033	500,000	516,455
Oracle Corp.
1.65%, 03/25/2026	1,685,000	1,634,994
5.50%, 08/03/2035	670,000	683,359
3.65%, 03/25/2041	1,400,000	1,106,024
3.95%, 03/25/2051	1,350,000	1,015,174
5.55%, 02/06/2053	1,000,000	957,986
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	600,727
VMware LLC, 4.65%, 05/15/2027	550,000	551,228
		7,669,534

Telecommunications - 7.8%
AT&T, Inc.
2.30%, 06/01/2027	1,400,000	1,332,771
2.55%, 12/01/2033	875,000	718,607
3.50%, 09/15/2053	2,368,000	1,646,184
3.55%, 09/15/2055	1,196,000	825,961
3.80%, 12/01/2057	727,000	519,505
British Telecommunications PLC, 9.63%, 12/15/2030 (a)	855,000	1,048,985
Deutsche Telekom International Finance, 8.75%, 06/15/2030 (a)	345,000	404,582
France Telecom SA, 5.38%, 01/13/2042	575,000	564,527
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	506,925
Rogers Communications, Inc., 5.00%, 03/15/2044	989,000	891,161
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	531,692
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,531,389
2.25%, 11/15/2031	600,000	510,352
3.40%, 10/15/2052	1,100,000	755,000
5.65%, 01/15/2053	500,000	495,208
Verizon Communications, Inc.
3.15%, 03/22/2030	550,000	511,988
2.55%, 03/21/2031	336,000	295,438
4.78%, 02/15/2035 (b)	974,000	949,169
4.86%, 08/21/2046	1,500,000	1,375,497
3.55%, 03/22/2051	2,000,000	1,460,516
2.99%, 10/30/2056	600,000	369,517
		17,244,974

Transportation - 1.6%
CSX Corp., 6.22%, 04/30/2040	1,390,000	1,523,690
FedEx Corp., 3.25%, 05/15/2041 (b)	1,000,000	730,899
Kirby Corp., 4.20%, 03/01/2028	450,000	442,662
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	218,772
2.90%, 08/25/2051	1,000,000	638,645
		3,554,668

Trucking & Leasing - 0.5%
GATX Corp., 1.90%, 06/01/2031	1,300,000	1,088,026

Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	594,125
TOTAL CORPORATE BONDS (Cost $220,419,675)		200,960,135

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.1%
Columbia Government International Bond, 3.88%, 04/25/2027	600,000	584,138
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	476,226
4.70%, 02/10/2034	500,000	483,662
5.15%, 09/10/2054	500,000	472,613
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,261,464
6.88%, 05/13/2037	200,000	205,969
4.75%, 03/08/2044	2,490,000	1,965,367
Panama Government International Bond
2.25%, 09/29/2032	1,700,000	1,243,382
6.70%, 01/26/2036	750,000	725,138
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	331,700
6.55%, 03/14/2037	1,050,000	1,123,172
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,589,114
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	784,477
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $13,314,477)		11,246,422

U.S. TREASURY SECURITIES - 2.7%
U.S. Treasury Note/Bond
4.25%, 11/15/2034	1,000,000	1,001,484
4.25%, 02/15/2054	5,200,000	4,957,164
TOTAL U.S. TREASURY SECURITIES (Cost $6,055,328)		5,958,648

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
Fidelity Government Portfolio - Class Institutional, 4.24% (c)	397,234	397,234
TOTAL SHORT-TERM INVESTMENTS (Cost $397,234)		397,234

TOTAL INVESTMENTS - 98.8% (Cost $240,186,714)		218,562,439
Other Assets in Excess of Liabilities - 1.2%		2,695,666
TOTAL NET ASSETS - 100.0%		$221,258,105

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $4,603,004 or 2.1% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

PIA BBB Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$200,960,135	$–	$200,960,135
Foreign Government Debt Obligations	–	11,246,422	–	11,246,422
U.S. Treasury Securities	–	5,958,648	–	5,958,648
Money Market Funds	397,234	–	–	397,234
Total Investments	$397,234	$218,165,205	$–	$218,562,439